Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following is a description of the Peoples Bancorp Inc. Retirement Savings Plan (the “Plan”) and provides only general information. Participants should refer to the Plan document and the Summary Plan Description for a more complete description of the Plan's provisions, which are available from the Peoples Bancorp Inc. Retirement Plan Committee (“Plan Administrator”).
General
The Plan is a defined contribution plan sponsored by Peoples Bancorp Inc. (“Peoples”) for the benefit of eligible employees age 18 or older of Peoples and its subsidiaries, including Peoples Bank. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Effective February 18, 2022, Empower Trust Company became the Plan's trustee and served as the custodian of the Plan's assets through December 31, 2025.
The Plan consists of both an Employee Stock Ownership Plan (“ESOP”) component and a non-ESOP component. Peoples intends both components together to constitute a single plan under U.S. Treasury Regulation Section 1.414(1) -1(b)(1). Accordingly, the provisions set forth in the other sections of the Plan apply to the ESOP component in the same manner as those provisions apply to the non-ESOP component, except to the extent that those provisions by their terms are inapplicable to the ESOP component.
Employee Stock Ownership Plan
The ESOP component of the Plan is not leveraged and is designed to invest primarily in Peoples common shares. The ESOP component consists of the portion of the assets of the Plan that are invested in the Peoples Bancorp Inc. Common Stock Fund. The ESOP feature is intended to qualify as a stock bonus plan under Internal Revenue Code Section 401(a) and as an employee stock ownership plan under Internal Revenue Code Section 4975(e)(7). Starting at the close of business on December 31, 2014, the Peoples Bancorp Inc. Common Stock Fund was frozen for new investments. However, participant account balances previously invested into the Peoples Bancorp Inc. Common Stock Fund prior to January 1, 2015 were permitted to remain invested in the Peoples Bancorp Inc. Common Stock Fund. Once an investment in the Peoples Bancorp Inc. Common Stock Fund has been transferred into another investment under the Plan, it cannot be reinvested in the Peoples Bancorp Inc. Common Stock Fund.
Contributions
The Plan permits eligible employees through a salary deferral election to make annual pre-tax contributions of up to 100% of eligible compensation. The Plan also allows for after-tax, or Roth, contributions. Employee rollover contributions, both traditional and Roth, are also permitted to be made to the Plan. Outstanding loan balances for these employees were transferred into the Peoples Bancorp Inc. Retirement Savings Plan, and are included in the Transfer of Assets in the Statement of Changes in Net Assets Available for Benefits for the years ended December 31, 2025 and 2024. Effective January 1, 2021, Peoples made matching contributions equal to 100% of the participating employees' salary deferral up to 6% of the participating employees' compensation. Contributions are subject to certain limitations under Internal Revenue Code Section 402(g), as increased by Internal Revenue Code section 414(r) for participants who are age 50 by the end of the plan year.
Participant Investment Account Options
Investment account options available include various funds. Participants direct the investment of their contributions and Peoples' matching contributions into any of the separate investment accounts and may change their allocations daily.
Participant Investment Account Options (Continued)
The Plan also includes an automatic deferral feature whereby a participant is treated as electing to defer a certain percentage of eligible compensation unless the participant made an affirmative election otherwise. In 2025 and 2024, the automatic deferral was 6% of compensation.
Participant Accounts
Each participant's account is credited or debited with the participant's contribution, Peoples' contributions, and Plan earnings or losses, and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Participants are immediately vested in their voluntary contributions as well as Peoples' matching and profit sharing contributions plus or minus earnings and losses thereon.
Payment of Benefits
Upon termination of service due to death, disability, or retirement, an employee may elect to receive either a lump-sum amount equal to the value of his or her account, or monthly, quarterly, or annual installments over a period of not more than the participant's assumed life expectancy. For termination of service for other reasons, a participant may receive the value of their vested interest in a lump sum. At December 31, 2025 and 2024, Plan assets did not include any accounts of terminated or retired participants who have elected payment from the Plan but have not yet been paid.
Notes Receivable from Participants
The Plan includes provisions authorizing loans from the Plan to active eligible participants. Loans may be made to any eligible participant demonstrating a qualifying need. The minimum amount of a loan is $1,000. Participants may only have one loan outstanding at any given time. The maximum amount of a participant's loan is determined by the available loan balance restricted to the lesser of $50,000 or 50% of the participant's vested account balance. All loans are evidenced by demand notes and are repayable over a period not to exceed five years (except for loans for the purchase of a principal residence, which may exceed the five-year term with approval from the Plan Administrator) through payroll withholdings unless the participant is paying the loan in full. Interest on the loans is based on local prevailing rates as determined by the Plan Administrator.
Notes receivable from participants are reported at amortized principal balance plus accrued but unpaid interest. The accrual of interest on loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on the contractual terms of the loan. Delinquent loans are recorded as distributions once deemed uncollectible, and are a reduction to the applicable participant's account balance.
All interest accrued but not collected for loans placed on nonaccrual or charged off status is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual status. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.
Plan Termination
Although it has not expressed an intention to do so, Peoples has the right under the Plan to discontinue its matching contributions at any time and to terminate the Plan, subject to the provisions of ERISA.